Schedule of Valuation Methodology and Significant Unobservable Inputs (Details)	12 Months Ended
Dec. 31, 2025
Input One [Member]
Business Combination [Line Items]
Value Used	Probability of Default -Tranches A & B (Ratings 2–5, pooled)
Probability of Default -Tranches A & B (Ratings 2–5, pooled) [Member]
Business Combination [Line Items]
Value Used	7.25%, derived from loan level analysis of the portfolio.
Sensitivity	An increase raises fair value
Probability of Default - Tranche C (Rating 9, individually evaluated) [Member]
Business Combination [Line Items]
Value Used	35%, based on Rating 9 definition, past-maturity status, and personal guarantees
Sensitivity	An increase raises fair value
Loss Given Default - Tranches A & B [Member]
Business Combination [Line Items]
Value Used	25.00% for Tranche A and 35% for Tranche B, inclusive of 13% cannabis-specific qualitative premium reflecting court access limitations, collateral possession restrictions, and refinancing risk
Sensitivity	An increase raises fair value
Loss Given Default - Tranche C (uncollateralized gap) [Member]
Business Combination [Line Items]
Value Used	50%, representing the midpoint of the Rating 9 anticipated loss range applied to the uncollateralized exposure
Sensitivity	An increase raises fair value
Stand-Ready Risk Premium [Member]
Business Combination [Line Items]
Value Used	120% loading applied to total expected loss, reflecting compensation for uncapped exposure, cannabis concentration risk, portfolio illiquidity, and six-year guarantee term commitment
Sensitivity	An increase raises fair value
Measurement Input, Discount Rate [Member]
Business Combination [Line Items]
Value Used	4.0% risk-free rate (6-year Treasury)
Sensitivity	An increase reduces fair value
Weighted Average Payout Timing [Member]
Business Combination [Line Items]
Value Used	Tranche A: 4 years; Tranche B: 3 years; Tranche C: 2 years; Stand-ready premium: 3 years — based on the portfolio’s contractual maturity profile
Sensitivity	A longer weighted average payout timing reduces fair value